Share-Based Compensation (Estimate Fair Value Of Share-Based Awards With Weighted-Average Assumptions) (Detail) (Options Granted During The Period [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Granted During The Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	2.70%	2.40%	2.30%
Expected volatility	40.10%	35.50%	39.30%
Risk-free interest rate	0.80%	1.50%	2.30%
Expected term (in years)	5 years	4 years	5 years
Weighted-average grant-date fair value	$ 14.50	$ 12.83	$ 18.11